Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended						4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	$ 1,624,076	361,005	385,106	600,414	395,583	146,624	181,824	985,520	577,407	1,346,525	953,436	3,949,600
Loss from operations	(1,624,076)	(361,005)	(385,106)	(600,414)	(395,583)	(146,624)	(181,824)	(985,520)	(577,407)	(1,346,525)	(953,436)	(3,949,600)
Other income (expense)
Other expense		(238,350)	(102,150)		(53,382)			(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Interest income on cash and marketable securities held in Trust Account	4,070	44,890	56,038	915,995	933,853	218,104	218,104	972,033	1,151,957	1,016,923	1,872,701	1,022,546
Income (loss) before provision for income taxes	(933,331)	(554,465)	(431,218)	321,256	484,888	82,226	47,026	(109,962)	531,914	(664,427)	853,929	(3,857,754)
Provision for income taxes	3,258	14,119	16,722	238,568	278,662	65,082	65,082	255,290	343,744	269,409	558,814	271,087
Net income (loss) and comprehensive income (loss)	(936,589)	(568,584)	(447,940)	82,688	206,226	17,144	(18,056)	(365,252)	188,170	(933,836)	295,115	(4,128,841)
Net loss attributable to common stockholders	$ (937,165)	$ (592,005)	$ (477,965)	$ (436,015)	$ (294,893)	$ (99,784)	$ (134,984)	$ (912,616)	$ (429,987)	$ (1,502,789)	$ (710,435)	$ (4,684,707)
Weighted-average shares of common stock outstanding, basic and diluted	5,695,296	5,285,931	5,235,225	5,216,179	5,236,983	4,512,112	4,245,745	5,225,702	4,682,079	5,245,925	4,847,100	5,304,752
Net loss per share of common stock, basic and diluted	$ (0.16)	$ (0.11)	$ (0.09)	$ (0.08)	$ (0.06)	$ (0.02)	$ (0.03)	$ (0.17)	$ (0.09)	$ (0.29)	$ (0.15)	$ (0.88)